RESERVES (Detail Textuals 1)	12 Months Ended
	Sep. 30, 2018 Share $ / shares	Sep. 30, 2017 Share $ / shares	Sep. 30, 2016 Share $ / shares
Disclosure of reserves within equity [abstract]
Number of share options granted in share-based payment arrangement | Share	803,400		45,500
Weighted average fair value of option pricing | $ / shares	$ 3.08		$ 39.60